Financial instruments - valuation - Movement in Level 3 portfolios - Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trading assets
Movement in level 3 assets
Financial assets	£ 48,917	£ 45,551
Derivatives
Movement in level 3 assets
Financial assets	78,406	78,904
Recurring fair value measurement
Movement in level 3 assets
Financial assets at beginning of period	153,862
Financial assets at end of period	165,969	153,862
Recurring fair value measurement | Level 3
Movement in level 3 assets
Financial assets at beginning of period	1,961	2,333
Amounts recorded in the income statement	(127)	(243)
Amount recorded in the statement of comprehensive income	13	32
Level 3 transfers in	(64)	(37)
Level 3 transfers out	(263)	(227)
Purchases/Originations	382	463
Settlements/Other decreases	(89)	(164)
Sales	(250)	(254)
Foreign exchange and other adjustments	(9)	(16)
Financial assets at end of period	1,682	1,961
Amounts recorded in the income statement in respect of balances held at period end - unrealised		29
Recurring fair value measurement | Level 3 | Derivatives
Movement in level 3 assets
Financial assets at beginning of period	823	1,007
Amounts recorded in the income statement	(122)	(156)
Level 3 transfers in	(7)	(6)
Level 3 transfers out	(3)	(5)
Purchases/Originations	147	180
Settlements/Other decreases	(44)	(70)
Sales	(178)	(137)
Foreign exchange and other adjustments		(2)
Financial assets at end of period	630	823
Amounts recorded in the income statement in respect of balances held at period end - unrealised	83	67
Recurring fair value measurement | Level 3 | Other trading assets
Movement in level 3 assets
Financial assets at beginning of period	223	396
Amounts recorded in the income statement	(17)	(88)
Level 3 transfers in	(1)	(15)
Level 3 transfers out	(19)	(32)
Purchases/Originations	118	8
Settlements/Other decreases	(27)	(8)
Sales		(65)
Foreign exchange and other adjustments	(1)	(3)
Financial assets at end of period	278	223
Amounts recorded in the income statement in respect of balances held at period end - unrealised	1	(39)
Recurring fair value measurement | Level 3 | Other financial assets
Movement in level 3 assets
Financial assets at beginning of period	915	930
Amounts recorded in the income statement	12	1
Amount recorded in the statement of comprehensive income	13	32
Level 3 transfers in	(56)	(16)
Level 3 transfers out	(241)	(190)
Purchases/Originations	117	275
Settlements/Other decreases	(18)	(86)
Sales	(72)	(52)
Foreign exchange and other adjustments	(8)	(11)
Financial assets at end of period	774	915
Amounts recorded in the income statement in respect of balances held at period end - unrealised	12	£ 1
Recurring fair value measurement | Level 3 | Financial assets
Movement in level 3 assets
Amounts recorded in the income statement in respect of balances held at period end - unrealised	£ 96